COMPENSATION OF KEY MANAGEMENT PERSONNEL (INCLUDING DIRECTORS) (Details) - Key management personnel - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Balances:
Other accounts payable	$ 101	$ 182	$ 181
Transactions:
Short-term employee benefits	2,323	2,639	2,531
Share-based payment benefits	197	638	1,179
Total	$ 2,520	$ 3,277	$ 3,710